Financial instruments - Sensitivity analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
euro impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	$ 150	$ 1,384
Decrease in other comprehensive income (loss)	(174,239)	(155,000)
U.S. dollar impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	1,359	3,598
Decrease in other comprehensive income (loss)	(180,405)	(190,539)
British pound impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	1,179	692
Decrease in other comprehensive income (loss)	(17,269)	(29,436)
Swedish krona impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	521	466
Decrease in other comprehensive income (loss)	$ (9,631)	$ (7,005)